Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

Grant date	Jun-20-2025	Jun-20-2025	Jun-20-2025
Vesting dates	Jun-20-2026	Jun-20-2026	Jun-20-2026
	Jun-20-2027	Jun-20-2027	—
	Jun-20-2028	Jun-20-2028	—
	Jun-20-202 9	Jun-20-2029	—
Volatility 1	190.44%	211.97%	253.88%
Dividend yield	0%	0%	0%
Risk-free investment rate 1	3.91%	3.84%	3.75%
Fair value of option at grant date 1	£0.004	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004	£0.004
Exercise price at date of grant	£0.004	£0.0004	£0.0004
Lapse date	Jun-20-2035	Jun-20-2035	Jun-20-2035
Expected option life (years) 1	4.5	3.5	2.0
Number of options granted	196,266,198	1,108,027,715	157,982,220

Grant date	Jun-20-2025	Jun-20-2025
Vesting dates	Jun-20-2025	Jun-20-2025
Volatility 1	348.99%	253.88%
Dividend yield	0%	0%
Risk-free investment rate 1	3.62%	3.75%
Fair value of option at grant date 1	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004
Exercise price at date of grant	£0.0004	£0.004
Lapse date	Jun-20-2035	Jun-20-2035
Expected option life (years) 1	1.0	2.0
Number of options granted	1,304,702,251	711,098,349

1.	Represents the average for the options granted.